Revenue Change in Contract Balances (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Change in Contract with Customer, Asset [Abstract]
Contract with customer, asset, net, beginning balance	$ 17,245
Payments received for services billed	(14,558)
Services provided and billed in current period	84,336
Payments received for services billed in current period	(65,089)
Impairment	(1,006)
Contract with customer, asset, net, ending balance	20,928
Change in Contract with Customer, Liability [Abstract]
Contract with customer, liability, beginning balance	0
Services provided and billed in current period	33,763
Deferred commissioning period billing	(1,412)
Contract with customer, liability, ending balance	$ 32,351